OPERATING, SELLING AND GENERAL EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING, SELLING AND GENERAL
Schedule of operating, selling and general

($ millions)	2020	2019

Contract services(1)	4 165	4 380

Employee costs(1)	2 813	3 641

Materials	951	869

Energy	1 113	1 129

Equipment rentals and leases	361	345

Travel, marketing and other	524	880

	9 927	11 244

(1)

The company incurred $7.5 billion of contract services and employee costs for the year ended December 31, 2020 (2019 – $8.5 billion), of which $7.0 billion (2019 – $8.0 billion) was recorded in Operating, Selling and General expense and $0.5 billion was recorded as Property, Plant and Equipment (2019 – $0.5 billion). Employee costs include salaries, benefits and share-based compensation.